Form N-1A Supplement	Mar. 18, 2026
Defiance Gold Enhanced Options Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus
dated December 23, 2025,
and where applicable a Fund’s Summary Prospectus

Effective on or about April 1, 2026 (the “Effective Date”), the Adviser will be implementing certain changes to the manner in which each Fund will implement the options portion of its principal investment strategies. Each Fund’s investment objective will remain the same.

Upon the Effective Date, each Fund’s options strategy will be designed to sell call spreads on the reference Underlying ETP shares, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. Each Fund will also gain synthetic exposure to the reference Underlying ETP by combining long call options with short put options on the Underlying ETP. Together, these positions are designed to replicate the price movements of the Underlying ETP, subject to partial participation in any increase in the price of the Underlying ETP. This new approach is designed to generate a consistent level of options premiums while more fully participating in the gains of the reference Underlying ETP.

This change represents a shift from each Fund’s current strategy, which generates options premiums and exposure to the Underlying ETP by selling put options on the reference Underlying ETP, which typically limits the upside capture of Underling ETP gains to a greater extent than the new strategy.

Upon the Effective Date, the Funds’ Summary Prospectuses and Prospectus will be refiled to reflect the implementation of these changes.

Please retain this Supplement for future reference.

Defiance Silver Enhanced Options Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus
dated December 23, 2025,
and where applicable a Fund’s Summary Prospectus

Effective on or about April 1, 2026 (the “Effective Date”), the Adviser will be implementing certain changes to the manner in which each Fund will implement the options portion of its principal investment strategies. Each Fund’s investment objective will remain the same.

Upon the Effective Date, each Fund’s options strategy will be designed to sell call spreads on the reference Underlying ETP shares, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. Each Fund will also gain synthetic exposure to the reference Underlying ETP by combining long call options with short put options on the Underlying ETP. Together, these positions are designed to replicate the price movements of the Underlying ETP, subject to partial participation in any increase in the price of the Underlying ETP. This new approach is designed to generate a consistent level of options premiums while more fully participating in the gains of the reference Underlying ETP.

This change represents a shift from each Fund’s current strategy, which generates options premiums and exposure to the Underlying ETP by selling put options on the reference Underlying ETP, which typically limits the upside capture of Underling ETP gains to a greater extent than the new strategy.

Upon the Effective Date, the Funds’ Summary Prospectuses and Prospectus will be refiled to reflect the implementation of these changes.

Please retain this Supplement for future reference.

Defiance Oil Enhanced Options Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus
dated December 23, 2025,
and where applicable a Fund’s Summary Prospectus

Effective on or about April 1, 2026 (the “Effective Date”), the Adviser will be implementing certain changes to the manner in which each Fund will implement the options portion of its principal investment strategies. Each Fund’s investment objective will remain the same.

Upon the Effective Date, each Fund’s options strategy will be designed to sell call spreads on the reference Underlying ETP shares, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. Each Fund will also gain synthetic exposure to the reference Underlying ETP by combining long call options with short put options on the Underlying ETP. Together, these positions are designed to replicate the price movements of the Underlying ETP, subject to partial participation in any increase in the price of the Underlying ETP. This new approach is designed to generate a consistent level of options premiums while more fully participating in the gains of the reference Underlying ETP.

This change represents a shift from each Fund’s current strategy, which generates options premiums and exposure to the Underlying ETP by selling put options on the reference Underlying ETP, which typically limits the upside capture of Underling ETP gains to a greater extent than the new strategy.

Upon the Effective Date, the Funds’ Summary Prospectuses and Prospectus will be refiled to reflect the implementation of these changes.

Please retain this Supplement for future reference.

Defiance Treasury Enhanced Options Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus
dated December 23, 2025,
and where applicable a Fund’s Summary Prospectus

Effective on or about April 1, 2026 (the “Effective Date”), the Adviser will be implementing certain changes to the manner in which each Fund will implement the options portion of its principal investment strategies. Each Fund’s investment objective will remain the same.

Upon the Effective Date, each Fund’s options strategy will be designed to sell call spreads on the reference Underlying ETP shares, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. Each Fund will also gain synthetic exposure to the reference Underlying ETP by combining long call options with short put options on the Underlying ETP. Together, these positions are designed to replicate the price movements of the Underlying ETP, subject to partial participation in any increase in the price of the Underlying ETP. This new approach is designed to generate a consistent level of options premiums while more fully participating in the gains of the reference Underlying ETP.

This change represents a shift from each Fund’s current strategy, which generates options premiums and exposure to the Underlying ETP by selling put options on the reference Underlying ETP, which typically limits the upside capture of Underling ETP gains to a greater extent than the new strategy.

Upon the Effective Date, the Funds’ Summary Prospectuses and Prospectus will be refiled to reflect the implementation of these changes.

Please retain this Supplement for future reference.